Related Party Disclosures - Transaction with Subsidiaries (Details) - Parent Company - Reportable Legal Entities - DKK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income statement:
Impairment investment in subsidiaries	kr (10,400)	kr (10,402)
Subsidiaries
Income statement:
Net product sales		1,244	kr 136
Reimbursement revenue		1,140	937
Cost of product sales		(28)	(62)
Service fee costs		(5,752)	(5,326)
Milestone costs		(545)	(893)
Impairment investment in subsidiaries		(10,402)
Dividend income		13,026
Financial income		6	1
Financial expense		(7)	(10)
Balance sheet:
Intangible assets	1,029	1,029	291
Current receivables	964	964	650
Current payables	kr (887)	kr (887)	kr (2,525)
Subsidiaries | Genmab B.V.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | Genmab Holding B.V.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | Genmab US, Inc.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | Genmab K.K.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | ProfoundBio, Inc.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | ProfoundBio, US Co
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | Profound Limited
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | ProfoundBio co., Ltd.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | ProfoundBio Shanghai Branch, Co., Ltd.
Income statement:
Percentage of ownership interest in subsidiary		100.00%
Subsidiaries | Beijing Puyifang Biotechnology Co., Ltd.
Income statement:
Percentage of ownership interest in subsidiary		100.00%